Financial Assets and Liabilities - Summary of Fair Value for Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Financial Assets	$ 257,974,604	$ 294,846,664
Liabilities:
Financial Liabilities	711,544,172	769,276,398
Debt [member]
Liabilities:
Financial Liabilities	694,436,593	754,916,938
Financial instruments, class [member]
Liabilities:
Financial Liabilities	17,107,579	14,359,460
Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	49,015,934	59,120,676
Pension plan assets [member]
Assets:
Financial Assets	203,671,122	227,688,604
Derivative Financial Instruments [Member]
Assets:
Financial Assets	5,287,548	8,037,384
Level 1 [member]
Assets:
Financial Assets	225,585,814	265,201,015
Liabilities:
Financial Liabilities	594,713,342	691,769,785
Level 1 [member] | Debt [member]
Liabilities:
Financial Liabilities	594,713,342	691,769,785
Level 1 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	39,028,083	46,682,657
Level 1 [member] | Pension plan assets [member]
Assets:
Financial Assets	186,557,731	218,518,358
Level 2 [member]
Assets:
Financial Assets	32,371,743	29,514,673
Liabilities:
Financial Liabilities	116,830,830	77,506,613
Level 2 [member] | Debt [member]
Liabilities:
Financial Liabilities	99,723,251	63,147,153
Level 2 [member] | Financial instruments, class [member]
Liabilities:
Financial Liabilities	17,107,579	14,359,460
Level 2 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	9,987,851	12,438,019
Level 2 [member] | Pension plan assets [member]
Assets:
Financial Assets	17,096,344	9,039,270
Level 2 [member] | Derivative Financial Instruments [Member]
Assets:
Financial Assets	5,287,548	8,037,384
Level 3 [member]
Assets:
Financial Assets	17,047	130,976
Level 3 [member] | Pension plan assets [member]
Assets:
Financial Assets	$ 17,047	$ 130,976